Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
8.	FAIR VALUE MEASUREMENTS:

As required by FASB ASC Topic 820, Fair Value Measurements and Disclosures (“FASB ASC 820”), the Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and establishes a three level hierarchy for measuring fair value. Fair value measurements are classified and disclosed in one of the following categories:

Level 1 : Quoted prices (unadjusted) in active markets for identical assets and liabilities that we have the ability to access at the measurement date.

Level 2 : Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable for the asset or liability, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived from observable market data by correlation or other means. Instruments categorized in Level 2 include non-exchange traded derivatives such as over-the-counter forwards and swaps.

Level 3 : Unobservable inputs for the asset or liability, including situations where there is little, if any, market activity for the asset or liability.

The valuation assumptions the Company has used to measure the fair value of its commodity derivatives were observable inputs based on market data obtained from independent sources and are considered Level 2 inputs (quoted prices for similar assets, liabilities (adjusted) and market-corroborated inputs).

Assets and Liabilities Measured on a Non-recurring Basis

The Company uses fair value to determine the value of its asset retirement obligations. The inputs used to determine such fair value under the expected present value technique are primarily based upon internal estimates prepared by reservoir engineers for costs of dismantlement, removal, site reclamation and similar activities associated with the Company’s oil and gas properties and would be classified Level 3 inputs.

Fair Value of Financial Instruments

The estimated fair value of financial instruments is the amount at which the instrument could be exchanged currently between willing parties. The carrying amounts reported in the Consolidated Balance Sheets for cash and cash equivalents, accounts receivable, and accounts payable approximate fair value due to the immediate or short-term maturity of these financial instruments. The carrying amount of floating-rate debt approximates fair value because the interest rates are variable and reflective of market rates. We use available market data and valuation methodologies to estimate the fair value of our fixed rate debt and the fair values presented in the tables below reflect original maturity dates for each of the debt instruments. The inputs utilized to estimate the fair value of the Company’s fixed rate debt are considered Level 2 fair value inputs. This disclosure is presented in accordance with FASB ASC Topic 825, Financial Instruments, and does not impact our financial position, results of operations or cash flows.

	December 31, 2016(1)		December 31, 2015
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
7.31% Notes due March 2016, issued 2009	62,000	64,266	62,000	63,604
4.98% Notes due January 2017, issued 2010	116,000	123,967	116,000	113,420
5.92% Notes due March 2018, issued 2008	200,000	224,025	200,000	191,985
5.75% Notes due December 2018, issued 2013	450,000	465,630	450,000	111,451
7.77% Notes due March 2019, issued 2009	173,000	204,854	173,000	174,488
5.50% Notes due January 2020, issued 2010	207,000	233,932	207,000	185,052
4.51% Notes due October 2020, issued 2010	315,000	337,528	315,000	258,520
5.60% Notes due January 2022, issued 2010	87,000	99,983	87,000	73,034
4.66% Notes due October 2022, issued 2010	35,000	38,225	35,000	25,558
6.125% Notes due October 2024, issued 2014	850,000	893,325	850,000	206,321
5.85% Notes due January 2025, issued 2010	90,000	106,299	90,000	70,756
4.91% Notes due October 2025, issued 2010	175,000	193,665	175,000	115,911
Credit Facility due October 2016	999,000	999,000	630,000	630,000
	$3,759,000	$3,984,699	$3,390,000	$2,220,100

(1)	At December 31, 2016, the debt included in the table above is a component of liabilities subject to compromise in our Consolidated Balance Sheets. See Note 1.